Financial Instruments and Financial Risk Management - Summary of U.S. Dollar Financial Instruments Subject to Foreign Exchange Risk (Detail) - Canada, Dollars - Currency risk - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ (3,078)	$ (2,683)
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	85	907
Trade and settlement receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	505	640
Trade accounts payable and other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	459	421
Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	3,209	3,809
Net investment in foreign operations hedged
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	2,969	2,628
Net U.S. dollar exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ (109)	$ (55)